Condensed Financial Information of The Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of December 31,
	2022	2023
Assets
Current assets
Cash	$33	$124
Amount due from subsidiaries	14,404	14,142
Total current assets	14,437	14,266

Non-current assets
Investments in subsidiaries	27,266	36,525
Total assets	$41,703	$50,791

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	2,536	3,576
Total current liabilities	$2,536	$3,576

Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A shares at approximately $1.34 per share as of December 31, 2022 and 2023)	14,104	14,104

Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)	—	—
Class A ordinary shares (par value of HK$0.0001 per share; 2,000,000,000 Class A ordinary shares authorized, 15,789,500 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)*	—	—
Class B ordinary shares (par value of HK$0.0001 per share; 1,000,000,000 Class B ordinary shares authorized, 26,315,800 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)*	1	1
Additional paid-in capital	833	833
Statutory reserve	2,124	3,193
Retained earnings	19,319	26,024
Accumulated other comprehensive income	2,786	3,060
Total shareholders’ equity	25,063	33,111
Total liabilities and shareholders’ equity	$41,703	$50,791
*	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.

Schedule of Condensed Statements of Comprehensive Income	Condensed statements of comprehensive income
	For the years ended December 31,
	2021	2022	2023
Operating income:
Share of income from subsidiaries	$5,730	$8,852	$8,585
General and administrative expenses	(1,195)	(324)	(547)
Total operating income	4,535	8,528	8,038

Foreign exchange gain/(loss)	386	(1,287)	(264)

Income before income tax expense	4,921	7,241	7,774
Income tax expense	—	—	—
Net income	4,921	7,241	7,774

Other comprehensive income	—	—	—
Total comprehensive income	$4,921	$7,241	$7,774

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the years ended December 31,
	2021	2022	2023
Net cash (used in)/provided operating activities	$(1,392)	$18	$91
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—
Net (decrease)/increase in cash	(1,392)	18	91
Cash at beginning of year	1,407	15	33
Cash at end of year	$15	$33	$124